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                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2012


Check here if Amendment [_]; Amendment Number __________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    DT Investment Partners, LLC

Address: Brandywine Five, Suite 103
         1 Dickinson Drive
         Chadds Ford, PA 19317


Form 13F File Number: 028-14628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Daniel N. Mullen
Title:   Chief Compliance Officer
Phone:   484-778-4425


Signature, Place and Date of Signing:

Daniel N. Mullen,    Chadds Ford, PA,    July 30, 2012

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   184042
                                       ----------------
                                          (thousands)

List of Other Included Managers:

No.  Form 13F File Number         Name
---  -------------------- ----------------------
1         028-14068       Daniels & Tansey, LLP

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                          FORM 13F INFORMATION TABLE
                          DT INVESTMENT PARTNERS, LLC

                              AS OF JUNE 30, 2012

COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION   MGRS   SOLE SHARED  NONE
AT&T INC                     COM                00206R102    286      8020  SH        Defined      1                   8020
ALPHATEC HOLDINGS INC        COM                02081G102     18     10000  SH        Defined      1                  10000
ANALOG DEVICES INC           COM                032654105    219      5817  SH        Defined      1                   5817
BLACKROCK ENH CAP AND INC
  FD I                       COM                09256A109    395     30861  SH        Defined      1                  30861
BRISTOL MYERS SQUIBB CO      COM                110122108    207      5755  SH        Defined      1                   5755
CAMPBELL SOUP CO             COM                134429109    318      9525  SH        Defined      1                   9525
CHEVRON CORP NEW             COM                166764100    348      3296  SH        Defined      1                   3296
CONOCOPHILLIPS               COM                20825C104    255      4571  SH        Defined      1                   4571
DU PONT E I DE NEMOURS & CO  COM                263534109    338      6687  SH        Defined      1                   6687
EXELON CORP                  COM                30161N101    203      5388  SH        Defined      1                   5388
FIRST ENERGY CORP            COM                337932107    228      4635  SH        Defined      1                   4635
GENERAL ELECTRIC COMPANY     COM                369604103    245     11754  SH        Defined      1                  11754
KIMBERLY CLARK CORP          COM                494368103    359      4289  SH        Defined      1                   4289
KRAFT FOODS INC              CL A               50075N104    314      8137  SH        Defined      1                   8137
LILLY ELI & COMPANY          COM                532457108    218      5084  SH        Defined      1                   5084
MERCK & CO INC NEW           COM                58933Y105    234      5609  SH        Defined      1                   5609
MICROSOFT CORP               COM                594918104    263      8611  SH        Defined      1                   8611
PFIZER INC                   COM                717081103    233     10129  SH        Defined      1                  10129
SHORE BANCSHARES INC         COM                825107105     60     10000  SH        Defined      1                  10000
SPECTRA ENERGY PARTNERS LP   COM                847560109    225      7735  SH        Defined      1                   7735
SYSCO CORP                   COM                871829107    278      9335  SH        Defined      1                   9335
TORTOISE ENERGY INFRASTR C   COM                89147L100    415     10408  SH        Defined      1                  10408
VERIZON COMMUNICATIONS INC   COM                92343V104    305      6858  SH        Defined      1                   6858
WILLIAMS COS INC DEL         COM                969457100    237      8226  SH        Defined      1                   8226
ISHARES GOLD TRUST           I SHARES           464285105   2924    187940  SH        Defined      1                 187940
I SHARES TR                  BARCLAYS USAGG B   464287226  19387    174188  SH        Defined      1                 174188
I SHARES TR                  MSCI EMERGING MKT  464287234    241      6163  SH        Defined      1                   6163
I SHARES TR                  S&P MIDCAP 400     464287507  17456    185367  SH        Defined      1                 185367
I SHARES TR                  COHEN & ST REALTY  464287564   5168     65728  SH        Defined      1                  65728
I SHARES TR                  RUSSELL 1000       464287622  13466    179049  SH        Defined      1                 179049
I SHARES TR                  S&P SML CAP 600    464287804  10743    146618  SH        Defined      1                 146618
I SHARES TR                  AGENCY BD FD       464288166   4702     41447  SH        Defined      1                  41447
I SHARES TR                  S&P NATL AMTFREE   464288414    742      6737  SH        Defined      1                   6737
I SHARES TR                  BARCLAYS INTER CR  464288638   7725     70668  SH        Defined      1                  70668
I SHARES TR                  BARCLAYS MBS BD    464288638  18602    171540  SH        Defined      1                 171540
I SHARES TR                  BARCLAYS 1-3 YR CR 464288646   2198     20989  SH        Defined      1                  20989
I SHARES TR                  US PFD STK IDX     464288687    587     15033  SH        Defined      1                  15033
POWERSHARES DB
  CMDTY IDX TRA              UNIT BEN INT       73935S105   3080    119617  SH        Defined      1                 119617
POWERSHARES GLOBAL ETF TR    SOVEREIGN DEBT     73936T573   1611     55867  SH        Defined      1                  55867
SPDR S&P 500 ETF             TR UNIT            78462F103  22523    165484  SH        Defined      1                 165484
SPDR SERIES TR               BARCLYS YLD ETF    78464A417  15179    384657  SH        Defined      1                 384657
SPDR SERIES TR               DJ REIT ETF        78464A607   5576     76502  SH        Defined      1                  76502
SELECT SECTOR SPDR TR        SBI HEALTHCARE     81369Y209   3520     92635  SH        Defined      1                  92635
SELECT SECTOR SPDR TR        SBI CONS-STPLS     81369Y308   3351     96376  SH        Defined      1                  96376
SELECT SECTOR SPDR TR        SBI INT-ENERGY     81369Y506   3520     53037  SH        Defined      1                  53037
SELECT SECTOR SPDR TR        SBI INT-UTILS      81369Y886   1943     52523  SH        Defined      1                  52523
VANGUARD SPECIALIZED
  PORTFOL                    DIV APP ETF        921908844   4652     82064  SH        Defined      1                  82064
VANGUARD INT EQUITY INDEX F  MSCI EMR MKT ETF   922042858   8945    224022  SH        Defined      1                   8945